UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-07409
Tax-Managed Growth Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 021010
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Aerospace & Defense — 4.1%

Boeing Co. (The)	962,677	$40,913,772
General Dynamics Corp.	473,021	26,200,633
Honeywell International, Inc.	293,134	9,204,408
ITT Corp.	8,428	375,046
Lockheed Martin Corp.	19,800	1,596,870
Northrop Grumman Corp.	1,911,491	87,316,909
Raytheon Co.	58,153	2,583,738
Rockwell Collins, Inc.	147,928	6,173,035
United Technologies Corp.	3,669,638	190,674,390

		$365,038,801

Air Freight & Logistics — 2.1%

CH Robinson Worldwide, Inc.	79,531	$4,147,542
FedEx Corp.	1,156,039	64,298,889
United Parcel Service, Inc., Class B	2,345,582	117,255,644

		$185,702,075

Auto Components — 0.2%

Johnson Controls, Inc.	740,109	$16,075,167
WABCO Holdings, Inc.	10,472	185,354

		$16,260,521

Automobiles — 0.0%

DaimlerChrysler AG	17,284	$626,891
Harley-Davidson, Inc.	133,800	2,168,898

		$2,795,789

Beverages — 6.3%

Brown-Forman Corp., Class A	395,597	$18,240,978
Brown-Forman Corp., Class B	162,698	6,992,760
Coca-Cola Co. (The)	4,966,257	238,330,673
Coca-Cola Enterprises, Inc.	676,420	11,262,393
Molson Coors Brewing Co., Class B	186,000	7,873,380
PepsiCo, Inc.	4,999,204	274,756,252

		$557,456,436

Biotechnology — 2.1%

Amgen, Inc.(1)	2,926,245	$154,915,410
Biogen Idec, Inc.(1)	211,217	9,536,448
Genzyme Corp.(1)	242,616	13,506,433
Gilead Sciences, Inc.(1)	250,207	11,719,696

		$189,677,987

Building Products — 0.1%

Masco Corp.	495,795	$4,749,716

		$4,749,716

Capital Markets — 3.9%

Ameriprise Financial, Inc.	74,205	$1,800,955
Bank of New York Mellon Corp. (The)	898,209	26,326,506
Charles Schwab Corp. (The)	746,547	13,094,434
Credit Suisse Group	155,136	7,107,710
E*Trade Financial Corp.(1)	45,935	58,797
Federated Investors, Inc., Class B	293,517	7,070,825
Franklin Resources, Inc.	539,468	38,847,091
Goldman Sachs Group, Inc.	557,466	82,192,787
Legg Mason, Inc.	104,784	2,554,634
Morgan Stanley	2,845,926	81,137,350
Northern Trust Corp.	715,649	38,416,038
Piper Jaffray Cos., Inc.(1)	3,074	134,242
State Street Corp.	531,412	25,082,646
T. Rowe Price Group, Inc.	341,862	14,245,390
UBS AG(1)	142,246	1,736,824
Waddell & Reed Financial, Inc., Class A	273,635	7,215,755

		$347,021,984

Chemicals — 1.1%

Ashland, Inc.	32,385	$908,399
Dow Chemical Co. (The)	148,877	2,402,875
E.I. Du Pont de Nemours & Co.	1,015,645	26,020,825
Ecolab, Inc.	414,911	16,177,380
Monsanto Co.	29,739	2,210,797
PPG Industries, Inc.	4,400	193,160
Sigma-Aldrich Corp.	1,005,326	49,823,957

		$97,737,393

Commercial Banks — 2.8%

Banco Bilbao Vizcaya Argentaria SA ADR	33,439	$419,994
Bank of Hawaii Corp.	616	22,071
Bank of Montreal	33,047	1,392,931
BB&T Corp.	1,047,133	23,015,983
City National Corp.	143,260	5,276,266
Comerica, Inc.	242,026	5,118,850
Fifth Third Bancorp	1,622,709	11,521,234

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Commercial Banks (continued)

First Horizon National Corp.(1)	68,969	$827,629
HSBC Holdings PLC	220,592	1,840,572
HSBC Holdings PLC ADR	103,266	4,313,421
KeyCorp	180,824	947,518
M&T Bank Corp.	50,799	2,587,193
Marshall & Ilsley Corp.	158,431	760,469
PNC Financial Services Group, Inc.	56,724	2,201,458
Regions Financial Corp.	544,581	2,200,107
Royal Bank of Canada	552,816	22,582,534
Societe Generale	859,936	47,202,281
SunTrust Banks, Inc.	330,474	5,436,297
Synovus Financial Corp.	240,827	720,073
Toronto-Dominion Bank	17,915	926,385
Trustmark Corp.	205,425	3,968,811
U.S. Bancorp	3,001,825	53,792,704
Wells Fargo & Co.	2,029,150	49,227,179
Westamerica Bancorporation	1,968	97,632
Zions Bancorporation	63,409	733,008

		$247,132,600

Commercial Services & Supplies — 0.2%

Avery Dennison Corp.	56,594	$1,453,334
Cintas Corp.	217,220	4,961,305
HNI Corp.	291,437	5,263,352
Pitney Bowes, Inc.	27,887	611,562
Republic Services, Inc.	270,000	6,590,700
Waste Management, Inc.	108,828	3,064,596

		$21,944,849

Communications Equipment — 3.8%

Alcatel SA ADR(1)	2	$5
Cisco Systems, Inc.(1)	7,325,059	136,539,100
Juniper Networks, Inc.(1)	109,780	2,590,808
Motorola, Inc.	1,151,307	7,633,165
Nokia Oyj ADR	1,721,613	25,101,118
QUALCOMM, Inc.	3,172,806	143,410,831
Telefonaktiebolaget LM Ericsson ADR	1,750,000	17,115,000

		$332,390,027

Computers & Peripherals — 3.8%

Apple, Inc.(1)	291,506	$41,519,200
Dell, Inc.(1)	4,062,859	55,783,054
EMC Corp.(1)	1,738,992	22,780,795
Hewlett-Packard Co.	1,120,064	43,290,474
International Business Machines Corp.	1,579,269	164,907,269
Lexmark International, Inc., Class A(1)	34,181	541,769
NetApp, Inc.(1)	417,589	8,234,855

		$337,057,416

Construction & Engineering — 0.0%

Jacobs Engineering Group, Inc.(1)	64,781	$2,726,632

		$2,726,632

Construction Materials — 0.1%

CRH PLC	157,939	$3,617,015
Vulcan Materials Co.	201,862	8,700,252

		$12,317,267

Consumer Finance — 0.3%

American Express Co.	421,354	$9,792,267
Capital One Financial Corp.	407,705	8,920,585
Discover Financial Services	1,105,050	11,348,864
SLM Corp.(1)	11,082	113,812

		$30,175,528

Containers & Packaging — 0.1%

Bemis Co., Inc.	133,186	$3,356,287
Temple-Inland, Inc.	90,660	1,189,459

		$4,545,746

Distributors — 0.1%

Genuine Parts Co.	188,424	$6,323,509

		$6,323,509

Diversified Consumer Services — 0.3%

Apollo Group, Inc., Class A(1)	10,887	$774,283
H&R Block, Inc.	1,509,999	26,017,283

		$26,791,566

Diversified Financial Services — 1.5%

Bank of America Corp.	1,764,352	$23,289,446
Citigroup, Inc.	119,611	355,245
CME Group, Inc.	12,251	3,811,409
ING Groep NV ADR	191,170	1,938,464
IntercontinentalExchange, Inc.(1)	13,162	1,503,627
JPMorgan Chase & Co.	2,770,760	94,510,624

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Diversified Financial Services (continued)

Moody’s Corp.	319,602	$8,421,513
PHH Corp.(1)	19,961	362,891

		$134,193,219

Diversified Telecommunication Services — 1.4%

AT&T, Inc.	1,529,742	$37,998,791
Deutsche Telekom AG ADR	1,759,603	20,763,315
Embarq Corp.	10,156	427,161
Fairpoint Communications, Inc.	5,860	3,516
McLeod USA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	1,356,196	21,983,937
Telmex Internacional SAB de CV ADR	1,827,270	23,114,965
Verizon Communications, Inc.	491,331	15,098,602
Windstream Corp.	348,026	2,909,497

		$122,299,784

Electric Utilities — 0.7%

Duke Energy Corp.	418,491	$6,105,784
Exelon Corp.	1,011,736	51,811,001
Southern Co. (The)	68,451	2,132,933

		$60,049,718

Electrical Equipment — 0.9%

Emerson Electric Co.	2,282,090	$73,939,716
Rockwell Automation, Inc.	125,000	4,015,000
Sunpower Corp., Class B(1)	14,465	346,437

		$78,301,153

Electronic Equipment, Instruments & Components — 0.6%

Agilent Technologies, Inc.(1)	456,730	$9,276,186
Corning, Inc.	2,468,521	39,644,447
Flextronics International, Ltd.(1)	161,054	661,932
National Instruments Corp.	35,783	807,264
Tyco Electronics, Ltd.	10,142	188,540

		$50,578,369

Energy Equipment & Services — 1.1%

Baker Hughes, Inc.	136,681	$4,980,656
Halliburton Co.	846,488	17,522,302
Schlumberger, Ltd.	1,172,630	63,451,009
Transocean, Ltd.(1)	196,993	14,634,610

		$100,588,577

Food & Staples Retailing — 3.4%

Costco Wholesale Corp.	913,115	$41,729,355
CVS Caremark Corp.	2,406,362	76,690,757
Kroger Co. (The)	549,704	12,120,973
Safeway, Inc.	197,619	4,025,499
Sysco Corp.	1,777,682	39,962,291
Walgreen Co.	959,609	28,212,505
Wal-Mart Stores, Inc.	2,024,966	98,089,353

		$300,830,733

Food Products — 2.4%

Archer-Daniels-Midland Co.	1,574,460	$42,148,294
Campbell Soup Co.	54,780	1,611,628
ConAgra Foods, Inc.	184,395	3,514,569
Del Monte Foods Co.	17,418	163,381
General Mills, Inc.	27,469	1,538,813
Hershey Co. (The)	518,481	18,665,316
H.J. Heinz Co.	122,700	4,380,390
J.M. Smucker Co. (The)	71	3,455
Kellogg Co.	5,556	258,743
Kraft Foods, Inc., Class A	292,253	7,405,691
Nestle SA	2,750,000	103,835,730
Sara Lee Corp.	2,415,938	23,579,555
Unilever NV	72,175	1,745,191

		$208,850,756

Health Care Equipment & Supplies — 1.3%

Baxter International, Inc.	244,090	$12,927,006
Becton, Dickinson & Co.	63,708	4,543,017
Boston Scientific Corp.(1)	437,359	4,434,820
Covidien Plc	193,828	7,256,920
Hospira, Inc.(1)	53,467	2,059,549
Medtronic, Inc.	1,770,196	61,762,138
St. Jude Medical, Inc.(1)	123,338	5,069,192
Stryker Corp.	166,379	6,611,901
Zimmer Holdings, Inc.(1)	240,888	10,261,829

		$114,926,372

Health Care Providers & Services — 1.6%

AmerisourceBergen Corp.	709,236	$12,581,847
Cardinal Health, Inc.	1,334,940	40,782,417
CIGNA Corp.	49,467	1,191,660
Express Scripts, Inc.(1)	196,994	13,543,337
Henry Schein, Inc.(1)	840,737	40,313,339
IMS Health, Inc.	56,530	717,931
McKesson Corp.	6,462	284,328

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Health Care Providers & Services (continued)

Medco Health Solutions, Inc.(1)	231,885	$10,576,275
PharMerica Corp.(1)	30,682	602,288
UnitedHealth Group, Inc.	201,101	5,023,503
WellPoint, Inc.(1)	392,174	19,957,735

		$145,574,660

Hotels, Restaurants & Leisure — 1.4%

Carnival Corp., Unit	540,866	$13,938,117
Darden Restaurants, Inc.	147,345	4,859,438
International Game Technology	459,500	7,306,050
Interval Leisure Group, Inc.(1)	85,966	801,203
Marriott International, Inc., Class A	398,671	8,798,662
McDonald’s Corp.	883,066	50,767,464
Starbucks Corp.(1)	2,222,271	30,867,344
Wyndham Worldwide Corp.	79,842	967,685
Yum! Brands, Inc.	246,105	8,205,141

		$126,511,104

Household Durables — 0.1%

D.R. Horton, Inc.	417,028	$3,903,382
Fortune Brands, Inc.	115,478	4,011,706
Leggett & Platt, Inc.	315,903	4,811,203
Newell Rubbermaid, Inc.	49,838	518,814

		$13,245,105

Household Products — 2.6%

Clorox Co. (The)	31,145	$1,738,825
Colgate-Palmolive Co.	682,978	48,313,864
Energizer Holdings, Inc.(1)	76,555	3,999,233
Kimberly-Clark Corp.	530,925	27,836,398
Procter & Gamble Co.	2,864,307	146,366,088

		$228,254,408

Independent Power Producers & Energy Traders — 0.0%

AES Corp. (The)(1)	133,519	$1,550,156

		$1,550,156

Industrial Conglomerates — 1.7%

3M Co.	932,917	$56,068,312
General Electric Co.	8,259,403	96,800,203
Textron, Inc.	18,236	176,160
Tyco International, Ltd.	23,014	597,904

		$153,642,579

Insurance — 3.3%

Aegon NV ADR	5,178,488	$31,899,486
Aflac, Inc.	332,897	10,349,768
Allstate Corp. (The)	124,523	3,038,361
AON Corp.	297,834	11,278,974
Berkshire Hathaway, Inc., Class A(1)	627	56,430,000
Berkshire Hathaway, Inc., Class B(1)	39,850	115,394,841
Chubb Corp.	28,354	1,130,758
Cincinnati Financial Corp.	135,528	3,029,051
Hartford Financial Services Group, Inc.	11,675	138,582
Lincoln National Corp.	54,671	940,888
Manulife Financial Corp.	148,336	2,573,630
Marsh & McLennan Cos., Inc.	316,639	6,373,943
MetLife, Inc.	81	2,431
Old Republic International Corp.	288,810	2,844,778
Progressive Corp.(1)	1,344,522	20,315,727
Torchmark Corp.	278,479	10,314,862
Travelers Companies, Inc. (The)	279,977	11,490,256
UnumProvident Group	39,000	618,540

		$288,164,876

Internet & Catalog Retail — 0.1%

Amazon.com, Inc.(1)	43,801	$3,664,392
Expedia, Inc.(1)	403,096	6,090,781
HSN, Inc.(1)	80,619	852,143
Liberty Media Corp., — Interactive, Class A(1)	11,902	59,629
Ticketmaster Entertainment, Inc.(1)	80,619	517,574

		$11,184,519

Internet Software & Services — 1.2%

eBay, Inc.(1)	1,255,516	$21,506,989
Google, Inc., Class A(1)	199,296	84,021,201
IAC/InterActiveCorp(1)	214,916	3,449,402
VeriSign, Inc.(1)	14,758	272,728

		$109,250,320

IT Services — 2.6%

Accenture, Ltd., Class A	2,739,520	$91,664,339
Acxiom Corp.	68,785	607,372
Automatic Data Processing, Inc.	1,339,373	47,467,379
Broadridge Financial Solutions, Inc.	18,597	308,338

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

IT Services (continued)

Computer Sciences Corp.(1)	226,702	$10,042,899
DST Systems, Inc.(1)	600	22,170
Fiserv, Inc.(1)	47,355	2,164,123
Metavante Technologies, Inc.(1)	175,164	4,529,741
Paychex, Inc.	774,686	19,522,087
Total System Services, Inc.	52,739	706,175
Western Union Co.	3,211,445	52,667,698

		$229,702,321

Leisure Equipment & Products — 0.0%

Mattel, Inc.	22,565	$362,168

		$362,168

Life Sciences Tools & Services — 0.3%

Dionex Corp.(1)	37,300	$2,276,419
Life Technologies Corp.(1)	489,969	20,441,507
Thermo Fisher Scientific, Inc.(1)	18,700	762,399

		$23,480,325

Machinery — 2.5%

Caterpillar, Inc.	159,554	$5,271,664
Danaher Corp.	823,595	50,848,755
Deere & Co.	2,623,301	104,800,875
Dover Corp.	578,638	19,147,131
Illinois Tool Works, Inc.	1,157,542	43,222,618
Parker Hannifin Corp.	37,372	1,605,501

		$224,896,544

Media — 4.0%

Ascent Media Corp., Class A(1)	755	$20,068
CBS Corp., Class B	138,786	960,399
Comcast Corp., Class A	964,682	13,978,242
Comcast Corp., Class A Special	3,401,990	47,968,059
Discovery Communications, Inc., Class A(1)	7,555	170,365
Discovery Communications, Inc., Class C(1)	7,555	155,104
Gannett Co., Inc.	320,258	1,143,321
Idearc, Inc.(1)	6,790	252
Interpublic Group of Cos., Inc.(1)	100,001	505,005
Liberty Capital, Class A(1)	7,556	102,459
Liberty Global, Inc., Series A(1)	2,381	37,834
Liberty Global, Inc., Series C(1)	2,382	37,659
Liberty Media Corp., — Entertainment, Class A(1)	30,221	808,412
Live Nation, Inc.(1)	8,750	42,525
McGraw-Hill Cos., Inc. (The)	299,599	9,020,926
New York Times Co. (The), Class A	5,269	29,032
News Corp., Class A	188,031	1,712,962
Omnicom Group, Inc.	3,914,108	123,607,531
Time Warner Cable, Inc.	181,373	5,744,083
Time Warner, Inc.	738,956	18,614,302
Viacom, Inc., Class B(1)	189,855	4,309,708
Vivendi SA	121,590	2,918,620
Walt Disney Co.	4,871,650	113,655,595
Washington Post Co., Class B	6,888	2,425,816
WPP PLC, ADR	46,597	1,549,816

		$349,518,095

Metals & Mining — 0.4%

Alcoa, Inc.	50,260	$519,186
BHP Billiton, Ltd. ADR	190,000	10,398,700
Freeport-McMoRan Copper & Gold, Inc.	225,000	11,274,750
Nucor Corp.	230,000	10,218,900

		$32,411,536

Multiline Retail — 1.1%

JC Penney Co., Inc.	88,822	$2,550,080
Macy’s, Inc.	94,265	1,108,556
Nordstrom, Inc.	131,384	2,613,228
Sears Holdings Corp.(1)	4,107	273,198
Target Corp.	2,290,940	90,423,402

		$96,968,464

Multi-Utilities — 0.0%

PG&E Corp.	3,000	$115,320

		$115,320

Oil, Gas & Consumable Fuels — 9.4%

Anadarko Petroleum Corp.	4,381,890	$198,893,987
Apache Corp.	2,146,567	154,874,809
BP PLC ADR	1,191,532	56,812,246
Chevron Corp.	680,389	45,075,771
ConocoPhillips	3,319,814	139,631,377
Devon Energy Corp.	568,771	30,998,020
Exxon Mobil Corp.	2,639,104	184,499,761
Hess Corp.	35,579	1,912,371
Marathon Oil Corp.	177,334	5,343,073
Murphy Oil Corp.	78,679	4,273,843
Royal Dutch Shell PLC ADR, Class A	146,686	7,362,170
Royal Dutch Shell PLC ADR, Class B	9,594	487,951

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Spectra Energy Corp.	263,315	$4,455,290
Williams Cos., Inc.	4,052	63,252

		$834,683,921

Paper and Forest Products — 0.0%

International Paper Co.	13,649	$206,509
Neenah Paper, Inc.	4,361	38,420
Weyerhaeuser Co.	52,701	1,603,691

		$1,848,620

Personal Products — 0.0%

Avon Products, Inc.	10,400	$268,112
Estee Lauder Cos., Inc., Class A	13,035	425,853

		$693,965

Pharmaceuticals — 10.7%

Abbott Laboratories	3,468,490	$163,157,770
Allergan, Inc.	82,562	3,928,300
Bristol-Myers Squibb Co.	2,248,417	45,665,349
Eli Lilly & Co.	3,353,889	116,178,715
Forest Laboratories, Inc.(1)	56,729	1,424,465
GlaxoSmithKline PLC ADR	448,388	15,846,032
Johnson & Johnson	3,243,235	184,215,748
King Pharmaceuticals, Inc.(1)	152,305	1,466,697
Merck & Co., Inc.	2,032,515	56,829,119
Novo Nordisk A/S ADR	365,229	19,890,371
Pfizer, Inc.	10,880,632	163,209,480
Schering-Plough Corp.	1,456,844	36,595,921
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	82,490,855
Watson Pharmaceuticals, Inc.(1)	505,146	17,003,214
Wyeth	870,181	39,497,516

		$947,399,552

Real Estate Investment Trusts (REITs) — 0.3%

Essex Property Trust, Inc.	363,000	$22,589,490

		$22,589,490

Real Estate Management & Development — 0.0%

Forest City Enterprises, Inc., Class A	56,500	$372,900
Forestar Real Estate Group, Inc.(1)	30,220	359,014

		$731,914

Road & Rail — 0.1%

Avis Budget Group, Inc.(1)	39,921	$225,554
Burlington Northern Santa Fe Corp.	54,168	3,983,515
CSX Corp.	3,276	113,448
Norfolk Southern Corp.	10,865	409,285
Union Pacific Corp.	132,257	6,885,299

		$11,617,101

Semiconductors & Semiconductor Equipment — 2.9%

Analog Devices, Inc.	560,289	$13,883,961
Applied Materials, Inc.	1,065,614	11,689,786
Broadcom Corp., Class A(1)	976,646	24,211,054
Cypress Semiconductor Corp.(1)	52,742	485,226
Intel Corp.	11,021,836	182,411,386
KLA-Tencor Corp.	143,189	3,615,522
Linear Technology Corp.	123,388	2,881,110
LSI Corp.(1)	1	5
Maxim Integrated Products, Inc.	263,099	4,128,023
Texas Instruments, Inc.	560,329	11,935,008
Verigy, Ltd.(1)	3,524	42,887
Xilinx, Inc.	24,830	508,022

		$255,791,990

Software — 2.9%

Activision Blizzard, Inc.(1)	96,350	$1,216,901
Adobe Systems, Inc.(1)	440,317	12,460,971
CA, Inc.	45,408	791,461
Electronic Arts, Inc.(1)	21,405	464,917
Microsoft Corp.	3,523,850	83,761,915
Oracle Corp.	7,064,437	151,320,241
Symantec Corp.(1)	225,808	3,513,572

		$253,529,978

Specialty Retail — 2.1%

Abercrombie & Fitch Co., Class A	4,015	$101,941
Best Buy Co., Inc.	165,915	5,556,493
Gap, Inc. (The)	89,138	1,461,863
Home Depot, Inc.	4,107,465	97,059,398
Limited Brands, Inc.	42,396	507,480
Lowe’s Companies, Inc.	1,003,622	19,480,303
RadioShack Corp.	40,000	558,400
Sherwin-Williams Co. (The)	500	26,875
Staples, Inc.	257,430	5,192,363
TJX Companies., Inc. (The)	1,701,405	53,526,201

		$183,471,317

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.1%

Coach, Inc.	676,834	$18,193,298
Hanesbrands, Inc.(1)	320,766	4,814,698
Nike, Inc., Class B	3,058,444	158,366,230

		$181,374,226

Thrifts & Mortgage Finance — 0.0%

Guaranty Financial Group, Inc.(1)	30,220	$5,742
Tree.com, Inc.(1)	13,436	128,986

		$134,728

Tobacco — 0.4%

Altria Group, Inc.	365,606	$5,992,282
Philip Morris International, Inc.	576,267	25,136,767

		$31,129,049

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	22,000	$851,840
Sprint Nextel Corp.(1)	255,737	1,230,095
Telephone and Data Systems, Inc.	9,252	261,832
Telephone and Data Systems, Inc., Special Shares	24,636	639,551
Vodafone Group PLC ADR	292,918	5,708,972

		$8,692,290

Total Common Stocks
(identified cost $8,545,259,472)		$8,726,985,164

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%

Wells Fargo & Co.	166	$67

Total Preferred Stocks
(identified cost $4,929)		$67

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Independent Power Producers & Energy Traders — 0.0%

Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks
(identified cost $16,626,069)		$0

Other Investments — 0.0%

Security	Shares	Value

Software — 0.0%

Seagate Technology, Inc. (Tax Refund Rights)(1)(2)	197,392	$0

Total Other Investments
(identified cost $0)		$0

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.00%(3)	$71,296	$71,295,881

Total Short-Term Investments
(identified cost $71,295,881)		$71,295,881

Total Investments — 99.5%
(identified cost $8,633,186,351)		$8,798,281,112

Other Assets, Less Liabilities — 0.5%		$42,390,207

Net Assets — 100.0%		$8,840,671,319

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2009.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Unaffiliated investments, at value (identified cost $8,561,890,470)	$8,726,985,231
Affiliated investment, at value (identified cost $71,295,881)	71,295,881
Receivable for investments sold	29,152,354
Dividends and interest receivable	14,602,713
Interest receivable from affiliated investment	1,157
Tax reclaims receivable	2,420,875

Total assets	$8,844,458,211

Liabilities

Payable to affiliates:
Investment adviser fee	$3,367,917
Trustees’ fees	12,625
Accrued expenses	406,350

Total liabilities	$3,786,892

Net Assets applicable to investors’ interest in Portfolio	$8,840,671,319

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$8,675,464,352
Net unrealized appreciation	165,206,967

Total	$8,840,671,319

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Dividends (net of foreign taxes, $2,068,973)	$118,288,265
Interest income allocated from affiliated investment	513,933
Expenses allocated from affiliated investment	(386,729)

Total investment income	$118,415,469

Expenses

Investment adviser fee	$19,920,922
Trustees’ fees and expenses	25,250
Custodian fee	609,295
Legal and accounting services	83,225
Miscellaneous	190,162

Total expenses	$20,828,854

Net investment income	$97,586,615

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions(1)	$(581,176,493)
Foreign currency transactions	30,916

Net realized loss	$(581,145,577)

Change in unrealized appreciation (depreciation) —
Investments	$385,652,880
Foreign currency transactions	419

Net change in unrealized appreciation (depreciation)	$385,653,299

Net realized and unrealized loss	$(195,492,278)

Net decrease in net assets from operations	$(97,905,663)

(1)	Includes net realized losses of $94,639,592 from redemptions in-kind.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$97,586,615	$291,159,659
Net realized loss from investment transactions and foreign currency transactions	(581,145,577)	(57,601,117)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	385,653,299	(6,326,916,620)

Net decrease in net assets from operations	$(97,905,663)	$(6,093,358,078)

Capital transactions —
Contributions	$290,188,081	$1,174,044,484
Withdrawals	(1,954,354,155)	(4,342,104,580)

Net decrease in net assets from capital transactions	$(1,664,166,074)	$(3,168,060,096)

Net decrease in net assets	$(1,762,071,737)	$(9,261,418,174)

Net Assets

At beginning of period	$10,602,743,056	$19,864,161,230

At end of period	$8,840,671,319	$10,602,743,056

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses(1)	0.47	%(2)	0.45%	0.44%	0.45%	0.45	%(3)	0.45	%(3)
Net investment income	2.22	%(2)	1.84%	1.52%	1.39%	1.25	%(3)	1.18	%(3)
Portfolio Turnover(4)	2	%(6)	1%	2%	1%	0	%(5)	3%

Total Return	1.25	%(6)	(32.76)%	4.72%	13.69%	4.70%		9.67%

Net assets, end of period (000’s omitted)	$8,840,671		$10,602,743	$19,864,161	$20,387,292	$19,032,607		$19,141,142

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively.

(4)	Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 2%, 3%, 6%, 7%, 6% and 10% for the six months ended June 30, 2009 and the five preceding calendar years.

(5)	Amounts to less than 1%.

(6)	Not annualized.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2009, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 6.4%, 14.4%, 6.4%, and 1.3% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held a 71.5% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

annual rate of 0.625% of the average daily net assets of the Portfolio up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fees. For the six months ended June 30, 2009, the Portfolio’s adviser fee totaled $20,290,553 of which $369,631 was allocated from Cash Management and $19,920,922 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.45% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $164,606,790 and $680,595,926, respectively, for the six months ended June 30, 2009. In addition, investments having an aggregate market value of $908,200,497 at dates of withdrawal were distributed in payment for capital withdrawals during the six months ended June 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2009 as determined on a federal income tax basis were as follows:

Aggregate cost	$2,476,813,637

Gross unrealized appreciation	$13,464,810,081
Gross unrealized depreciation	(7,143,342,606)

Net unrealized appreciation	$6,321,467,475

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans. At June 30, 2009, the Portfolio had no securities on loan.

7   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation

Tax-Managed Growth Portfolio as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At June 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant	Significant
	Markets for	Other	Unobser-
	Identical	Observable	vable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Capital Markets	$339,914,273	$7,107,710	$—	$347,021,983
Commercial Banks	198,089,680	49,042,853	—	247,132,533
Construction Materials	8,700,252	3,617,015	—	12,317,267
Diversified Telecommunication Services	122,299,786	—	0	122,299,786
Food Products	105,015,026	103,835,730	—	208,850,756
Media	346,599,476	2,918,620	—	349,518,096
Others	7,439,844,743	—	—	7,439,844,743

Total Common Stocks	$8,560,463,236	$166,521,928	$—	$8,726,985,164
Convertible Preferred Stocks	—	—	0	0
Other Investments	—	—	0	0
Preferred Stocks	67	—	—	67
Short-Term Investments	71,295,881	—	—	71,295,881

Total	$8,631,759,184	$166,521,928	$0	$8,798,281,112

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio in Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities*

Balance as of December 31, 2008	$0
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—
Balance as of June 30, 2009	$0

*	All Level 3 assets held at December 31, 2008 and June 30, 2009 were valued at $0.

8   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 19, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Growth Fund 1.1

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Growth Portfolio

Officers
 Duncan W. Richardson
President

Michael A. Allison
Vice President

Yana S. Barton
Vice President

Thomas E. Faust Jr.
Vice President and Trustee

Lewis R. Piantedosi
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.1
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1096-8/09	TGSRC1.1

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date:      August 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date:      August 12, 2009

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:      August 12, 2009